Income Tax - Schedule Of The Reconciling Items Between The Statutory Rate And The Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Tax rate	24.90%	24.90%	24.90%
Effect of tax rate in foreign jurisdictions	(2.40%)	(8.20%)	(4.90%)
Recognition of tax losses			27.90%
Permanent differences	(8.90%)	30.40%
Non-recognition of tax losses	(3.80%)	(15.00%)	(6.20%)
Other items	(2.90%)	(0.10%)
Effective tax rate	6.90%	32.00%	41.70%